Subsequent Events (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 23, 2023	Jan. 19, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Subsequent Event [Line Items]
Common stock, par value			$ 0.001	$ 0.001	$ 0.001
RD Agreement [Member]
Subsequent Event [Line Items]
Warrant price per share	$ 0.95
Common Stock issued in Public Offering, shares	4,315,787
Common stock, par value	$ 0.001
Gross proceeds	$ 4,100,000
Net proceeds issuance of warrant	$ 3,450,675
Common Warrants [Member] | PIPE Agreement [Member]
Subsequent Event [Line Items]
Issuance of common stock warrants		$ 8,631,574
Warrant price per share		$ 0.125
Warrant price per share		$ 1.00
Two common warrants [Member] | PIPE Agreement [Member]
Subsequent Event [Line Items]
Warrants exercisable		4,315,787
Common Stock [Member]
Subsequent Event [Line Items]
Common Stock issued in Public Offering, shares			4,315,787	11,066,258
Common Stock [Member] | RD Agreement [Member]
Subsequent Event [Line Items]
Shares issued price per share	$ 0.70
Subsequent Event [Member] | RD Agreement [Member]
Subsequent Event [Line Items]
Warrant price per share		$ 0.95
Common Stock issued in Public Offering, shares	4,315,787
Common stock, par value	$ 0.001
Gross proceeds		$ 4,100,000
Net proceeds issuance of warrant		3,500,000
Subsequent Event [Member] | Common Warrants [Member] | PIPE Agreement [Member]
Subsequent Event [Line Items]
Issuance of common stock warrants		$ 8,631,574
Warrant price per share		$ 0.125
Warrant price per share		$ 1.00
Subsequent Event [Member] | One Common Stock Warrant [Member] | PIPE Agreement [Member]
Subsequent Event [Line Items]
Warrants exercisable		4,315,787
Subsequent Event [Member] | Two common warrants [Member] | PIPE Agreement [Member]
Subsequent Event [Line Items]
Warrants exercisable		4,315,787
Subsequent Event [Member] | Common Stock [Member] | RD Agreement [Member]
Subsequent Event [Line Items]
Shares issued price per share		$ 0.70